Bank credit lines, loan facilities and notes	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Bank credit lines, loan facilities and notes	Bank credit lines, loan facilities and notes
The Company had the following debt outstanding as of December 31, 2025, December 31, 2024 and December 31, 2023:

		Interest rate as of			Principal amount as of
	Maturity Date	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2025	December 31, 2024	December 31, 2023
					(in thousands)
Senior Secured Term Loan	July 2028	5.672%	6.329%	7.860%	$916,688	$946,450	$3,251,213
Senior Secured Notes (the “2026 Notes”)	July 2026	2.875%	2.875%	2.875%	500,000	500,000	500,000
Senior Secured Revolving Loan		—	—	6.720%	—	—	55,000
Senior Secured Notes (the “2027 Notes”)*	May 2027	5.809%	5.809%	—	750,000	750,000	—
Senior Secured Notes (the “2029 Notes”)*	May 2029	5.849%	5.849%	—	750,000	750,000	—
Senior Secured Notes (the “2034 Notes”)*	May 2034	6.000%	6.000%	—	500,000	500,000	—
Total debt					3,416,688	3,446,450	3,806,213
Less current portion of debt					(529,762)	(29,762)	(110,150)
Total long-term debt					2,886,926	3,416,688	3,696,063
Less debt issuance costs and debt discount					(14,310)	(20,290)	(30,624)
Total long-term debt, net					$2,872,616	$3,396,398	$3,665,439
*Issued May 8, 2024

The Company incurred interest costs from various financing arrangements during the years ended December 31, 2025, December 31, 2024 and December 31, 2023 as set out in the table below. These costs have been charged in the interest expense line of the Consolidated Statements of Operations. In the years ending December 31, 2025, December 31, 2024 and December 31, 2023, the Company expensed $6.0 million, $23.5 million and $16.4 million of transaction related financing costs, inclusive of the amortization of financing fees which were previously capitalized.

	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023
	(in thousands)
Interest expense on drawn facilities	$188,109	$206,198	$311,019
Amortization of merger related financing fees	5,980	23,533	16,402
Other financing costs*	3,401	7,506	9,278
Total financing costs	$197,490	$237,237	$336,699
*Includes costs associated with the senior secured revolving loan facility.

As of December 31, 2025, the contractual maturities of the Company's debt obligations were as follows:

Maturities of debt:	(in thousands)
2026	$529,762
2027	779,762
2028	857,164
2029	750,000
2030 and thereafter	500,000
Total	$3,416,688

The Company's primary financing arrangements are its senior secured credit facilities (the "Senior Secured Credit Facilities"), which consists of a senior secured term loan and a revolving credit facility; the 2026 Notes and the New Notes.
The New Notes

On May 8, 2024, ICON Investments Six Designated Activity Company (the “Issuer”), a wholly-owned subsidiary of ICON plc, issued $2 billion senior secured notes (the “New Notes”). The New Notes were issued in aggregate principal amounts of: $750 million 5.809% Senior Secured Notes due 2027 (the “2027 Notes”), $750 million 5.849% Senior Secured Notes due 2029 (the “2029 Notes”) and $500 million 6.000% Senior Secured Notes due 2034 (the “2034 Notes”).

The Company paid an underwriting discount of $6.8 million on the New Notes being: 0.250% of the principal amount of the 2027 Notes, 0.350% of the principal amount of the 2029 Notes and 0.450% of the 2034 Notes. Further, the 2034 Notes were issued at a discount of $0.5 million (issued at 99.896% of par).

The proceeds from the issuance were used to repay a portion of the senior secured term loan outstanding under the Senior Secured Credit Facilities and to pay fees, costs and expenses related to the offering.

Interest on the New Notes is payable on May 8 and November 8 of each year, having commenced on November 8, 2024. Unless previously redeemed, the 2027 Notes will mature on May 8, 2027, the 2029 Notes will mature on May 8, 2029 and the 2034 Notes will mature on May 8, 2034.

The New Notes are guaranteed on a senior secured basis by ICON and its existing and future wholly owned subsidiaries, in each case that guarantee the obligations under our Senior Secured Credit Facilities and the 2026 Notes. The New Notes are the senior secured obligation of the Issuer and the Guarantors and rank equally in right of payment to all of the Issuer’s and Guarantors’ existing and future senior debt and senior in right of payment to all of the Issuer's and Guarantors' existing and future subordinated debt. The New Notes and the guarantees are secured on a first-lien basis by substantially all of the existing and future assets of the Issuer and the Guarantors that also secure the Issuer’s and the Guarantors’ obligations under the Senior Secured Credit Facilities and the 2026 Notes on a pari passu basis, subject to permitted liens, and the liens on the collateral securing the New Notes rank equally in priority with the liens on the collateral securing borrowings and guarantees under the Senior Secured Credit Facilities, the 2026 Notes and any other future pari passu first lien indebtedness.

Senior Secured Credit Facilities

On July 1, 2021, the Company completed the acquisition of PRA Health Sciences, Inc. (“PRA”) by means of a merger whereby Indigo Merger Sub, Inc., a Delaware corporation and subsidiary of ICON, merged with and into PRA, the parent of PRA Health Sciences (the “Merger”). In conjunction with the completion of the Merger, on July 1, 2021, ICON entered into a credit agreement (the “Credit Agreement”) providing for a senior secured term loan facility of $5,515 million and a senior secured revolving loan facility in an initial aggregate principal amount of $300 million (the “Senior Secured Credit Facilities”). On May 2, 2023, the Company agreed with its lenders to increase the aggregate principal amount of the senior secured revolving loan facility from $300 million to $500 million. The Senior Secured Credit Facilities and the 2026 Notes were issued at a discount of $27.6 million.

Borrowings under the senior secured term loan facility amortize in equal quarterly installments in an amount equal to 1.00% per annum of the principal amount, with the remaining balance due at final maturity. The interest rate margin applicable to borrowings under the senior secured term loan facility is USD Term SOFR plus an applicable margin which is dependent on the Company's net leverage ratio. At December 31, 2025, the applicable margin is 2.0% (which reflects the Third Amendment). The senior secured term loan facility is subject to a floor of 0.50%.

On November 26, 2025, the parties to the Credit Agreement entered into a Fourth Amendment (the “Fourth Amendment”) to reprice and extend the senior secured revolving credit facility.

As a result of the Fourth Amendment, the maturity was extended from a five-year term to a seven-year term ending July 1, 2028. Reflecting the Fourth Amendment, the interest rate margin applicable to borrowings under the revolving loan facility will be, at the option of the borrower, either (i) the applicable base rate plus an applicable margin of 0.35% or 0.00%, based on the Company’s current corporate family rating assigned by S&P of BB (or lower) or BB+ (or higher), respectively, or (ii) Term SOFR plus an applicable margin of 1.35%, 1.00%, 0.75%, 0.55%, or 0.40% based on the Company’s current corporate family rating assigned by S&P of BB (or lower), BB+, BBB-, BBB or BBB+ (or higher), respectively. In addition, lenders under the revolving loan facility are entitled to commitment fees as a percentage of the applicable margin at the time of drawing and utilization fees dependent on the proportion of the facility drawn.

The Borrowers’ (as defined in the Senior Secured Credit Facility) obligations under the Senior Secured Credit Facilities are guaranteed by ICON and the subsidiary guarantors. The Senior Secured Credit Facilities are secured by a lien on substantially all of ICON’s, the Borrowers’ and each of the subsidiary guarantor’s assets (subject to certain exceptions), and the Senior Secured Credit Facilities will have a first-priority lien on such assets, which will rank pari passu with the lien securing the 2026 Notes and the New Notes subject to other permitted liens. The Company is permitted to make prepayments on the senior secured term loan without penalty.
Principal repayments on the senior secured term loan, comprising mandatory and voluntary repayments, during the years ended December 31, 2025, December 31, 2024 and December 31, 2023 were as follows:

Principal repayments	December 31, 2025	December 31, 2024	December 31, 2023
	(in thousands)
Quarter 1	$(7,440)	$(275,000)	$(250,000)
Quarter 2	(7,441)	(2,014,882)	(150,000)
Quarter 3	(7,440)	(7,441)	(300,000)
Quarter 4	(7,441)	(7,440)	(250,000)
Total repayments	$(29,762)	$(2,304,763)	$(950,000)

There have been no voluntary repayments made during the year ended December 31, 2025. For the years ended December 31, 2024 and December 31, 2023 voluntary repayments resulted in an accelerated charge associated with previously capitalized fees of $16.9 million and $7.9 million respectively.

During the year ended December 31, 2025, the Company drew down $50.0 million, (December 31, 2024: $318.0 million; December 31, 2023: $370.0 million) of the senior secured revolving loan facility and repaid $50.0 million (December 31, 2024: $373.0 million; December 31, 2023: $315.0 million) as shown below.

As at December 31, 2025, $nil (December 31, 2024: $nil; December 31, 2023: $55.0 million), was drawn under the senior secured revolving loan facility.

	Drawdown	Repayment	Closing Balance
	(in thousands)
Quarter 1, 2023	$180,000	$(100,000)	$80,000
Quarter 2, 2023	50,000	(80,000)	50,000
Quarter 3, 2023	75,000	(50,000)	75,000
Quarter 4, 2023	65,000	(85,000)	55,000
Total drawdown / (repayments) in 2023	370,000	(315,000)
Quarter 1, 2024	50,000	(55,000)	50,000
Quarter 2, 2024	143,000	(193,000)	—
Quarter 3, 2024	50,000	(50,000)	—
Quarter 4, 2024	75,000	(75,000)	—
Total drawdown / (repayments) in 2024	318,000	(373,000)
Quarter 1, 2025	50,000	(50,000)	—
Quarter 2, 2025	—	—	—
Quarter 3, 2025	—	—	—
Quarter 4, 2025	—	—	—
Total drawdown / (repayments) in 2025	$50,000	$(50,000)

2026 Notes

In addition to the Senior Secured Credit Facilities, on July 1, 2021, a subsidiary of the Company issued $500 million in aggregate principal amount of 2.875% senior secured notes (the “2026 Notes”) in a private offering (the “Offering”). The 2026 Notes will mature on July 15, 2026.

Fair Value of Debt
The estimated fair value of the Company’s debt was $3,500.1 million at December 31, 2025 (December 31, 2024: $3,469.2 million; December 31, 2023: $3,793.5 million). The fair values of the senior secured term loan facility, the 2026 Notes and the New Notes were determined based on rates at which the debt is traded among financial institutions.